OTHER GAINS AND LOSSES	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
OTHER GAINS AND LOSSES	OTHER GAINS AND LOSSES

	2022	2021	2020
Gain (loss) on disposal of property, plant and equipment	3,369,742	173,580	(119,644)
Donations	(70,348)	(87,731)	(89,913)
Technical services and assistance	5,667	19,242	21,232
Personal asset tax - Subtitute taxpayer	—	—	(11,760)
Gain over tax credit assignment	109,183	179,619	26,036
Contingencies	(373,884)	(115,217)	(89,188)
Leases	167,470	213,748	381,212
Service fee from ADS Depositary bank	142,028	98,285	117,975
Insurance claim collection	—	—	165,919
Miscellaneous	35,569	(73,552)	30,891
Total	3,385,427	407,974	432,760